Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2013
Fair Value Measurements [Abstract]
Fair Value, Assets Measured on Recurring Basis [Table Text Block]

	Fair Value Measurement Reporting Date using

Description	Total	Level 1	Level 2	Level 3
December 31, 2013
Available for Sale:
U.S. Government agencies	$33,413	$-	$33,413	$-
States and political subdivisions	59,030	-	59,030	-
Corporate obligations	3,711	-	3,711	-
Mortgage-backed securities-government
sponsored entities	61,650	-	61,650	-
Equity securities-financial services	328	328	-	-
Total available for sale	$158,132	$328	$157,804	$-

December 31, 2012
Available for Sale:
U.S. Government agencies	$13,092	$-	$13,092	$-
States and political subdivisions	58,786	-	58,786	-
Corporate obligations	8,868	-	8,868	-
Mortgage-backed securities-government
sponsored entities	64,325	-	64,325	-
Equity securities-financial services	319	319	-	-
Total available for sale	$145,390	$319	$145,071	$-

Fair Value, Assets Measured on Nonrecurring Basis [Table Text Block]

	Fair Value Measurement Reporting Date using

Description	Total	Level 1	Level 2	Level 3
December 31, 2013
Impaired Loans	$12,556	$-	$-	$12,556
Foreclosed real estate	1,009	-	-	1,009

December 31, 2012
Impaired Loans	$11,616	$-	$-	$11,616
Foreclosed real estate	852	-	-	852

Fair Value, Assets and Liabilities Measured on Nonrecurring Basis, Valuation Techniques [Table Text Block]

	Quantitative Information about Level 3 Fair Value Measurements
(In thousands)	Fair Value Estimate	Valuation Techniques	Unobservable Input	Range (Weighted Average)
December 31, 2013
Impaired loans	$12,556	Appraisal of collateral(1)	Appraisal adjustments(2)	10 - 15% (10.67)%

Foreclosed real estate owned	$1,009	Appraisal of collateral(1)	Liquidation Expenses(2)	10%

Fair Value, by Balance Sheet Grouping [Table Text Block]

	Fair Value Measurements at December 31, 2013

	Carrying	Fair
	Amount	Value	Level 1	Level 2	Level 3
Financial assets:
Cash and cash equivalents	$7,863	$7,863	$7,863	$-	$-
Securities	158,306	158,309	328	157,981	-
Loans receivable, net	497,389	506,113	-	-	506,113
Mortgage servicing rights	289	289	-	289	-
Regulatory stock	2,877	2,877	2,877	-	-
Bank owned life insurance	17,790	17,790	17,790	-	-
Accrued interest receivable	2,422	2,422	2,422	-	-

Financial liabilities:
Deposits	541,182	542,123	329,753	-	212,370
Short-term borrowings	49,914	49,914	49,914	-	-
Other borrowings	23,761	25,923	-	-	25,923
Accrued interest payable	1,022	1,022	1,022	-	-

Off-balance sheet financial instruments:
Commitments to extend credit and outstanding letters of credit	-	-	-	-	-

	Fair Value Measurements at December 31, 2012

	Carrying	Fair
	Amount	Value	Level 1	Level 2	Level 3
Financial assets:
Cash and cash equivalents	$12,295	$12,295	$12,295	$-	$-
Securities	145,563	145,567	319	145,248	-
Loans receivable, net	471,208	485,848	-	-	485,848
Mortgage servicing rights	243	243	-	243	-
Regulatory stock	2,630	2,630	2,630	-	-
Bank owned life insurance	15,357	15,357	15,357	-	-
Accrued interest receivable	2,393	2,393	2,393	-	-

Financial liabilities:
Deposits	524,425	526,080	313,165	-	212,915
Short-term borrowings	28,697	28,697	28,697	-	-
Other borrowings	22,487	25,426	-	-	25,426
Accrued interest payable	1,242	1,242	1,242	-	-

Off-balance sheet financial instruments:
Commitments to extend credit and outstanding letters of credit	-	-	-	-	-